Stock Option Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Stock Option Plan [Abstract]
Schedule of Activity Under the Plan is Set Forth

Activity under the Plan is set forth below:

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)
Balances at January 1, 2025	1,560,091	2,972,055	$0.40	3.00
Options granted	(1,560,091)	1,560,091	$1.26
Options exercised	—	—	$—
Options expired	—	—	$—
Options cancelled/forfeited	11,896	(11,896)	$0.63
Balances at June 30, 2025	11,896	4,520,250	$0.70	6.48
Exercisable at June 30, 2025		2,364,814	$1.04	5.48
Vested and expected to vest at June 30, 2025		4,520,250	0.70	6.48
	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)
Balances at December 31, 2023	1,550,091	2,982,055	$0.40	3.70
Options granted	—	—	$—
Options exercised	—	—	$—
Options expired	10,000	(10,000)	$0.001
Options cancelled/forfeited	—	—	$—
Balances at June 30, 2024	1,560,091	2,972,055	$0.40	3.53
Exercisable at June 30, 2024		1,464,429	$0.49	4.88
Vested and expected to vest at June 30, 2024		2,972,055	0.40	3.53

Activity under the Plan is set forth below:

	Options Outstanding
Stock Option Activity	Shares Available for Grant	Number of Options	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Term (in years)
Balances at January 1, 2024	1,550,091	2,982,055	$0.40	3.70
Options granted	—	—	$—
Options exercised	—	—	$—
Options expired	10,000	(10,000)	$0.001
Options cancelled/forfeited	—	—	$—
Balances at December 31, 2024	1,560,091	2,972,055	$0.40	3.00
Exercisable at December 31, 2024		1,548,910	$0.49	4.32
Vested and expected to vest at December 31, 2024		2,972,055	0.40	3.00

Schedule of Stock Compensation Expense by Function Recognized for the Years

The following table is a summary of stock compensation expense by function recognized for the three and six months ended June 30, 2025 and 2024 (in thousands):

	Six months ended June 30,
	2025	2024
General Administrative	$33	$4
Research and development	54	7
	$87	$11
	Three months ended June 30,
	2025	2024
General Administrative	$31	$2
Research and development	51	4
	$82	$6

The following table is a summary of stock compensation expense by function recognized for the years ended December 31, 2024 and 2023 (in thousands):

	Years ended December 31,
	2024	2023
General Administrative	$7	$10
Research and development	14	23
	$21	$33